Financial risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit exposure of derivative transactions
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2021
	Notional value USD	Derivative financial instruments - fair value asset	Derivative financial instruments - fair value liabilities
Interest rate swaps	60,000	1,282	(538)
Cross-currency swaps	883,931	9,523	(27,917)
Foreign exchange forwards	—	—	—
Total	943,931	10,805	(28,455)

	December 31, 2020
	Notional value USD	Derivative financial instruments - fair value asset	Derivative financial instruments - fair value liabilities
Interest rate swaps	145,667	1,831	(1,774)
Cross-currency swaps	565,997	25,947	(3,848)
Foreign exchange forwards	71,353	—	(3,589)
Total	783,017	27,778	(9,211)

Schedule of macroeconomic assumptions used in the base, optimistic and pessimistic scenarios
The table below lists the macroeconomic assumptions by country used in the central, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
Country	Scenario	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	Central	2.7%	0.7%	9.5%	4.0%
Brazil	Upside	3.7%	1.7%	13.0%	7.5%
	Downside	1.3%	-0.7%	5.5%	0.0%
	Central	4.6%	1.4%	10.7%	4.6%
Colombia	Upside	5.7%	2.5%	13.7%	7.6%
	Downside	3.3%	0.1%	7.2%	1.1%
	Central	3.0%	0.2%	9.4%	3.5%
Mexico	Upside	4.0%	1.2%	13.4%	7.5%
	Downside	1.8%	-1.0%	4.9%	-1.0%
	Central	3.4%	1.5%	12.4%	6.4%
Chile	Upside	4.5%	2.6%	15.9%	9.9%
	Downside	2.2%	0.3%	8.4%	2.4%
	Central	6.2%	4.8%	11.0%	9.5%
Dominican Republic	Upside	7.4%	6.0%	14.5%	13.0%
	Downside	4.9%	3.5%	7.0%	5.5%
	Central	3.5%	2.5%	8.1%	4.2%
Guatemala	Upside	4.5%	3.5%	11.1%	7.2%
	Downside	2.3%	1.3%	4.6%	0.7%
	Central	4.9%	1.4%	11.7%	5.1%
Peru	Upside	5.9%	2.4%	15.2%	8.6%
	Downside	3.7%	0.2%	7.7%	1.1%
	Central	2.3%	-0.2%	8.7%	2.7%
Ecuador	Upside	3.3%	0.8%	11.7%	5.7%
	Downside	0.8%	-1.7%	5.2%	-0.8%

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

			Securities
December 31, 2021	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	(2,477)	(54)	(20)	—	(2,551)
Financial instruments that have been derecognized during the year	(14,715)	(1,948)	(193)	(17)	(16,873)
New financial assets originated or purchased	17,343	2,901	1,508	—	21,752
Total	151	899	1,295	(17)	2,328

			Securities
December 31, 2020	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)

			Securities
December 31, 2019	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	11,714	153	(18)	—	11,849
Financial instruments that have been derecognized during the year	(36,534)	(2,506)	(46)	(173)	(39,259)
New financial assets originated or purchased	25,695	2,108	37	—	27,840
Total	875	(245)	(27)	(173)	430

Schedule of reconciliation of changes in the net carrying amount of credit-impaired loans
The following table sets out a reconciliation of changes in the carrying amount of allowance for credit losses for credit-impaired loans

	December 31, 2021	December 31, 2020
Credit-impaired loans and advances at beginning of year	4,588	54,573
Classified as credit-impaired during the year	—	2,100
Change in allowance for expected credit losses	191	(744)
Recoveries of amounts previously written off	160	139
Interest income	247	626
Write-offs	—	(52,106)

Credit-impaired loans and advances at end of year	5,186	4,588

Schedule of concentrations of credit risk by sector and industry.
Concentration by sector and industry

					Securities
	Loans at amortized cost		Loan commitments and financial guarantee contracts		At amortized cost		FVOCI
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Carrying amount - principal	5,734,605	4,911,397	201,515	74,366	631,123	164,074	193,488	231,348
Amount committed/guaranteed	—	—	603,759	564,898	—	—	—	—

Concentration by sector
Corporations:
Private	1,934,056	1,425,929	336,181	276,249	362,085	56,979	59,096	60,403
State-owned	1,085,211	741,791	47,144	92,299	43,266	29,985	—	23,858
Financial institutions:
Private	2,123,881	2,231,742	140,289	65,434	127,690	33,715	—	—
State-owned	567,847	476,520	281,660	205,282	46,496	28,276	134,392	141,974
Sovereign	23,610	35,415	—	—	51,586	15,119	—	5,113
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Concentration by industry
Financial institutions	2,691,728	2,708,262	421,949	270,716	174,186	61,991	134,392	141,974
Manufacturing	1,122,325	760,985	193,169	173,493	180,088	66,053	44,586	45,654
Oil and petroleum derived products	1,091,264	586,030	62,208	98,189	74,954	20,911	14,510	38,607
Agricultural	267,382	336,715	—	—	—	—	—	—
Services	220,942	264,597	55,612	63,086	66,609	—	—	—
Mining	95,364	94,955	—	—	9,912	—	—	—
Sovereign	23,610	35,415	—	—	51,586	15,119	0	5,113
Other	221,990	124,438	72,336	33,780	73,788	—	—	—
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Schedule of concentrations of credit risk by rating and country
Risk rating and concentration by country.

					Securities
	Loans at amortized cost		Loan commitments and financial guarantee contracts		At amortized cost		FVOCI
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Carrying amount - principal	5,734,605	4,911,397	201,515	74,366	631,123	164,074	193,488	231,348
Amount committed/guaranteed	—	—	603,759	564,898	—	—	—	—

Rating
1-4	3,016,938	2,582,794	312,016	247,425	453,627	108,505	193,488	231,348
5-6	2,524,147	2,096,138	201,296	237,807	177,496	55,569	—	—
7-8	193,520	232,465	291,962	154,032	—	—	—	—
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Concentration by country
Argentina	74,252	130,944	—	—	—	—	—	—
Australia	—	—	—	—	9,900	—	—	—
Belgium	17,374	9,807	—	—	—	—	—	—
Bolivia	3,000	12,000	2,983	2,800	—	—	—	—
Brazil	1,101,999	971,652	—	50,000	99,082	41,128	—	—
Canada	—	—	—	—	13,786	—	—	—
Chile	625,119	533,945	41,932	7,911	105,730	11,992	—	28,972
Colombia	795,467	714,258	50,630	50,333	38,038	29,998	—	—
Costa Rica	180,480	146,200	89,442	56,876	1,984	—	—	—
Dominican Republic	275,423	202,433	16,499	16,500	4,947	—	—	—
Ecuador	37,446	45,511	281,075	165,275	—	—	—	—
El Salvador	73,500	40,000	6,867	1,087	—	—	—	—
France	179,491	150,810	62,172	84,862	—	—	—	—
Germany	—	—	7,000	—	—	—	—	—
Guatemala	431,543	281,485	58,145	43,845	3,051	—	—	—
Honduras	32,192	10,199	18,286	345	—	—	—	—
Hong Kong	17,600	1,800	—	—	—	—	—	—
Israel	—	—	—	—	4,968	—	—	—
Jamaica	5,215	23,274	—	—	—	—	—	—
Luxembourg	117,700	50,000	—	—	—	—	—	—
Mexico	726,922	607,099	4,000	4,995	55,620	43,910	—	—
Panama	203,115	241,097	66,973	61,435	22,807	10,399	—	—
Paraguay	98,112	100,816	9,430	11,800	—	—	—	—
Peru	343,485	272,752	65,091	47,245	64,134	26,647	—	—
Singapore	58,117	75,095	10,750	—	—	—	—	—
Switzerland	—	—	—	—	—	—	—	—
Trinidad and Tobago	140,537	165,995	—	—	—	—	—	—
United States of America	19,000	113,816	—	—	207,076	—	88,170	89,794
United Kingdom	42,700	10,409	—	—	—	—	—	—
Uruguay	134,816	—	13,999	33,955	—	—	—	—
Multilateral	—	—	—	—	—	—	105,318	112,582
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Schedule of Bank's liquid assets along with average information
The following table details the Bank’s liquidity ratios, described in the previous paragraph, as of December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020
At the end of the year	199.19%	249.42%
Year average	122.80%	115.98%
Maximum of the year	306.82%	249.42%
Minimun of the year	66.43%	53.26%

Schedule of Bank's liquid assets by geographical location
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2021			December 31, 2020
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United State of America	1,203	89	1,292	690	90	780
Other O.E.C.D countries	—	—	—	100	—	100
Latin America	8	—	8	6	—	6
Other countries	—	—	—	—	—	—
Multilateral	—	105	105	50	112	162
Total	1,211	194	1,405	846	202	1,048

Schedule of Bank's demand deposits ratio on total deposits
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31, 2021	December 31, 2020
(in millions of USD dollars)
Demand and "overnight" deposits	362	171
Demand and "overnight" deposits to total deposits	11.92%	5.44%

Schedule of Bank's demand deposits from customers is satisfied by the Bank's liquid assets
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Total liquid assets	1,404	1,048
Total assets to total liabilities	46.26%	33.40%
Total liquid assets in the Federal Reserve of the United States of America	85.52%	65.68%

Schedule of Bank's loans and securities short-term portfolio with maturity within one year
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term together with its average remaining term:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	3,426	3,114
Average term (days)	191	195

Schedule of Bank's loans and securities short-term portfolio with medium term maturity
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms together with their average remaining term:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	3,134	2,193
Average term (days)	1365	1382

Schedule of future cash flows between assets and liabilities grouped by its remaining maturity with respect to the contractual maturity
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2021
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 Years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,253,052	—	—	—	—	1,253,052	1,253,052
Securities and other financial assets, net	36,984	44,743	179,219	599,397	—	860,343	831,913
Loans, net	1,936,018	1,040,765	1,349,286	1,568,311	151,529	6,045,909	5,713,022
Derivative financial instruments - assets	2,791	3,592	—	4,422	—	10,805	10,805
Total	3,228,845	1,089,100	1,528,505	2,172,130	151,529	8,170,109	7,808,792

Liabilities
Deposits	(2,641,995)	(310,326)	(79,034)	(8,090)	—	(3,039,445)	(3,037,457)
Securities sold under repurchase agreements	(333,031)	(60,218)	—	(35,515)	—	(428,764)	(427,497)
Borrowings and debt, net	(583,283)	(726,715)	(802,911)	(1,348,323)	(16,536)	(3,477,768)	(3,333,233)
Derivative financial instruments - liabilities	—	(4,821)	(7,773)	(15,145)	(716)	(28,455)	(28,455)
Total	(3,558,309)	(1,102,080)	(889,718)	(1,407,073)	(17,252)	(6,974,432)	(6,826,642)

Contingencies
Confirmed lettes of credit	149,672	62,123	2,435	—	—	214,230	214,230
Stand-by letters of credit and guarantees	75,245	118,287	54,375	20,289	—	268,196	268,196
Credit commitments	35,000	—	45,000	41,333	—	121,333	121,333
Total	259,917	180,410	101,810	61,622	—	603,759	603,759
Net position	(589,381)	(193,390)	536,977	703,435	134,277	591,918	378,391
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets (continued)

	December 31, 2020
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 Years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	863,831	—	—	—	—	863,831	863,812
Securities and other financial assets, net	11,541	20,961	60,311	312,027	—	404,840	398,068
Loans, net	1,712,049	998,923	1,255,069	293,489	1,156,625	5,416,155	4,896,647
Derivative financial instruments - assets	—	119	129	26,691	839	27,778	27,778
Total	2,587,421	1,020,003	1,315,509	632,207	1,157,464	6,712,604	6,186,305

Liabilities
Deposits	(2,678,292)	(166,832)	(293,306)	(6,638)	—	(3,145,068)	(3,140,875)
Securities sold under repurchase agreements	—	(5,784)	(4,977)	—	—	(10,761)	(10,663)
Borrowings and debt, net	(166,034)	(60,816)	(456,932)	(1,425,806)	(24,922)	(2,134,510)	(1,994,245)
Derivative financial instruments - liabilities	(3,020)	(1,081)	(71)	(5,039)	—	(9,211)	(9,211)
Total	(2,847,346)	(234,513)	(755,286)	(1,437,483)	(24,922)	(5,299,550)	(5,154,994)

Contingencies
Confirmed lettes of credit	167,301	29,466	20,015	—	—	216,782	216,782
Stand-by letters of credit and guarantees	35,041	106,943	55,963	12,550	—	210,497	210,497
Credit commitments	—	—	4,286	133,333	—	137,619	137,619
Total	202,342	136,409	80,264	145,883	—	564,898	564,898
Net position	(462,267)	649,081	479,959	(951,159)	1,132,542	848,156	466,413

Schedule of liquidity reserves
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2021		December 31, 2020
	Amount	Fair Value	Amount	Fair Value
Balances with Federal Reserve of the United States of America	1,201,101	1,201,101	688,612	688,612
Cash and balances with other bank (1)	9,900	9,900	157,396	157,396
Total Liquidity reserves	1,211,001	1,211,001	846,008	846,008

Schedule of financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding :

	December 31, 2021
	Guaranteed	Available as collateral
Cash and due from banks	42,051	1,211,001
Notional of investment securities	447,588	343,319
Loans at amortized cost	—	5,734,605
Total assets	489,639	7,288,925

	December 31, 2020
	Guaranteed	Available as collateral
Cash and due from banks	17,804	846,008
Notional of investment securities	11,450	371,900
Loans at amortized cost	—	4,911,397
Total assets	29,254	6,129,305

Schedule of Bank's interest rate gap position
The following is a summary of the Bank’s interest rate gap position for the financial assets and liabilities based on their next repricing date:

	December 31, 2021
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	1,249,545	—	—	—	—	3,507	1,253,052
Securities and other financial assets	26,693	28,906	121,834	647,178	—	—	824,611
Loans	2,510,544	1,593,471	1,378,589	246,721	10,593	—	5,739,918
Total assets	3,786,782	1,622,377	1,500,423	893,899	10,593	3,507	7,817,581

Liabilities
Demand deposits and time deposits	(2,634,776)	(309,601)	(78,439)	(8,000)	—	(5,412)	(3,036,228)
Securities sold under repurchase agreements	(332,417)	(60,052)	—	(35,028)	—	—	(427,497)
Borrowings and debt	(1,265,779)	(653,454)	(452,621)	(933,671)	(16,386)	—	(3,321,911)
Total liabilities	(4,232,972)	(1,023,107)	(531,060)	(976,699)	(16,386)	(5,412)	(6,785,636)

Net effect of derivative financial instruments held for interest risk management	2,791	(1,230)	(7,773)	(10,722)	(716)	—	(17,650)
Total interest rate sensitivity	(443,399)	598,040	961,590	(93,522)	(6,509)	(1,905)	1,014,295
C.    Market risk (continued)
i.    Interest rate risk (continued)

	December 31, 2020
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	859,481	—	—	—	—	4,331	863,812
Securities and other financial assets	9,554	9,139	55,960	320,769	—	—	395,422
Loans	3,468,477	895,794	434,813	117,262	—	—	4,916,346
Total assets	4,337,512	904,933	490,773	438,031	—	4,331	6,175,580

Liabilities
Demand deposits and time deposits	(2,675,867)	(166,317)	(290,000)	(6,500)	—	(216)	(3,138,900)
Securities sold under repurchase agreements	—	(5,728)	(4,935)	—	—	—	(10,663)
Borrowings and debt	(1,103,703)	(45,859)	(16,511)	(794,522)	(24,475)	—	(1,985,070)
Total liabilities	(3,779,570)	(217,904)	(311,446)	(801,022)	(24,475)	(216)	(5,134,633)

Net effect of derivative financial instruments held for interest risk management	(3)	(373)	58	15,982	839	—	16,503
Total interest rate sensitivity	557,939	686,656	179,385	(347,009)	(23,636)	4,115	1,057,450

Derivative financial instruments used for hedging
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

December 31, 2021
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging	10,805	—	10,805	—	(5,030)	5,775
Total	10,805	—	10,805	—	(5,030)	5,775

December 31, 2020
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging	27,778	—	27,778	—	(24,720)	3,058
Total	27,778	—	27,778	—	(24,720)	3,058

Securities sold under repurchase agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

December 31, 2021
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Securities sold under repurchase agreements	(427,497)	—	(427,497)	498,274	3,110	73,887

Derivative financial instruments used for hedging	(28,455)	—	(28,455)	—	28,942	487
Total	(455,952)	—	(455,952)	498,274	32,052	74,374

December 31, 2020
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Securities sold under repurchase agreements	(10,663)	—	(10,663)	11,998	18	1,353

Derivative financial instruments used for hedging	(9,211)	—	(9,211)	—	7,786	(1,425)
Total	(19,874)	—	(19,874)	11,998	7,804	(72)

Securities at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure
Securities at amortized cost

	December 31, 2021
	12-month DP Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	453,627	—	—	453,627
Grades 5 - 6	0.75 - 3.80	177,496	—	—	177,496
		631,123	—	—	631,123
Loss allowance		(1,790)	—	—	(1,790)
Total		629,333	—	—	629,333

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	108,505	—	—	108,505
Grades 5 - 6	0.75 - 3.95	50,562	5,007	—	55,569
		159,067	5,007	—	164,074
Loss allowance		(462)	(33)	—	(495)
Total		158,605	4,974	—	163,579

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	462	33	—	495
Net effect of changes in allowance for expected credit losses	(20)	—	—	(20)
Financial instruments that have been derecognized during the year	(160)	(33)	—	(193)
New instruments originated or purchased	1,508	—	—	1,508
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	103	10	—	113
Transfer to lifetime expected credit losses	(10)	10	—	—
Net effect of changes in allowance for expected credit losses	15	23	—	38
Financial instruments that have been derecognized during the year	(76)	(10)	—	(86)
New instruments originated or purchased	430	—	—	430
Allowance for expected credit losses as of December 31, 2020	462	33	—	495

FVOCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure
Securities at fair value through other comprehensive income (FVOCI)

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	193,488	—	—	193,488
		193,488	—	—	193,488
Loss allowance		(26)	—	—	(26)
Total		193,462	—	—	193,462

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	231,348	—	—	231,348
		231,348	—	—	231,348
Loss allowance		(43)	—	—	(43)
Total		231,305	—	—	231,305

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	43	—	—	43
Financial instruments that have been derecognized during the year	(17)	—	—	(17)
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	—	—	—	—
New instruments originated or purchased	43	—	—	43
Allowance for expected credit losses as of December 31, 2020	43	—	—	43

Loans at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure
Loans at amortized cost, outstanding balance

	December 31, 2021
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	3,016,938	—	—	3,016,938
Grades 5 - 6	0.75 - 3.80	2,466,348	57,799	—	2,524,147
Grades 7 - 8	3.81 - 34.51	99,807	83,120	10,593	193,520
Grades 9 - 10	34.52 - 100	—	—	—	—
		5,583,093	140,919	10,593	5,734,605
Loss allowance		(20,115)	(16,175)	(5,186)	(41,476)
Total		5,562,978	124,744	5,407	5,693,129

	December 31, 2020
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,582,794	—	—	2,582,794
Grades 5 - 6	0.75 - 3.95	1,928,142	167,996	—	2,096,138
Grades 7 - 8	3.96 - 30.67	102,532	119,340	10,593	232,465
Grades 9 - 10	30.68 - 100	—	—	—	—
		4,613,468	287,336	10,593	4,911,397
Loss allowance		(16,661)	(19,916)	(4,588)	(41,165)
Total		4,596,807	267,420	6,005	4,870,232

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165
Transfer to lifetime expected credit losses	(158)	158	—	—
Transfer to 12-month expected credit losses	243	(243)	—	—
Net effect of changes in allowance for expected credit losses	(874)	(2,041)	438	(2,477)
Financial instruments that have been derecognized during the year	(13,100)	(1,615)	—	(14,715)
New instruments originated or purchased	17,343	—	—	17,343
Write-offs	—	—	—	—
Recoveries	—	—	160	160
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307
Transfer to lifetime expected credit losses	(886)	886	—	—
Transfer to credit-impaired financial instruments	—	(2,100)	2,100	—
Net effect of changes in allowance for expected credit losses	134	13,443	(118)	13,459
Financial instruments that have been derecognized during the year	(24,307)	(3,729)	—	(28,036)
New instruments originated or purchased	12,828	—	—	12,828
Write-offs	—	(4,426)	(52,106)	(56,532)
Recoveries	—	—	139	139
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165

Loan commitments and financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	257,831	—	—	257,831
Grades 5 - 6	0.75 - 3.80	172,993	21,400	—	194,393
Grades 7 - 8	3.81 - 34.51	151,535	—	—	151,535
		582,359	21,400	—	603,759

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	54,185	—	—	54,185
Grades 5 - 6	0.75 - 3.80	6,903	—	—	6,903
Grades 7 - 8	3.81 - 34.51	140,427	—	—	140,427
		201,515	—	—	201,515
		783,874	21,400	—	805,274
Loss allowance		(3,472)	(331)	—	(3,803)
Total		780,402	21,069	—	801,471

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	245,927	—	—	245,927
Grades 5 - 6	0.75 - 3.95	198,638	38,446	—	237,084
Grades 7 - 8	3.96 - 30.67	81,887	—	—	81,887
		526,452	38,446	—	564,898

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	1,498	—	—	1,498
Grades 5 - 6	0.75 - 3.95	723	—	—	723
Grades 7 - 8	3.96 - 30.67	72,145	—	—	72,145
		74,366	—	—	74,366
		600,818	38,446	—	639,264
Loss allowance		(2,426)	(478)	—	(2,904)
Total		598,392	37,968	—	636,360

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904
Transfer to lifetime expected credit losses	(53)	53	—	—
Transfer to 12-month expected credit losses	87	(87)	—	—
Net effect of changes in reserve for expected credit losses	(96)	42	—	(54)
Financial instruments that have been derecognized during the year	(1,793)	(155)	—	(1,948)
New instruments originated or purchased	2,901	—	—	2,901
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044
Transfer to lifetime expected credit losses	(96)	96	—	—
Net effect of changes in reserve for expected credit losses	37	42	—	79
Financial instruments that have been derecognized during the year	(1,864)	(21)	—	(1,885)
New instruments originated or purchased	1,666	—	—	1,666
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904

Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of fair value due to change in interest rate.
Following is an analysis of the Bank’s sensitivity to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetrical movements in yield curves and a constant financial position:

	Change in interest rate	Effect on profit or loss	Effect on equity
December 31, 2021	+50 bps	(45)	17,232
	-50 bps	(2,297)	10,772

December 31, 2020	+50 bps	1,182	16,618
	-50 bps	(5,161)	107

Schedule of risk arising from financial instruments
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, excluding derivative financial assets and liabilities, based on their fair value.

	December 31, 2021
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies (1)	Total
Exchance rate	5.57	1.14	115.15	4,072.94	20.46
Assets
Cash and due from banks	—	7	1	21	1,531	34	1,594
Loans	—	—	—	—	222,747	—	222,747
Total Assets	—	7	1	21	224,278	34	224,341

Liabilities
Borrowings and debt	—	—	—	—	(224,384)	—	(224,384)
Total liabilities	—	—	—	—	(224,384)	—	(224,384)

Net currency position	—	7	1	21	(106)	34	(43)
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.
C.    Market risk (continued)
iii.    Foreign exchange risk (continued)

	December 31, 2020
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies (1)	Total
Exchance rate	5.19	1.22	103.23	3,430.19	19.92
Assets
Cash and due from banks	81	13	1	20	1,615	80	1,810
Loans	—	—	—	—	182,395	—	182,395
Total Assets	81	13	1	20	184,010	80	184,205

Liabilities
Borrowings and debt	—	—	—	—	(183,863)	—	(183,863)
Total liabilities	—	—	—	—	(183,863)	—	(183,863)

Net currency position	81	13	1	20	147	80	342
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.